SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Director fees	$ 600,933	$ 522,349	$ 370,094
Salaries	979,154	843,917	722,068
Share-based payments	1,109,232	2,106,906	2,475,949
Total	$ 2,689,319	$ 3,473,172	$ 3,568,111